LONG-TERM DEBT AND NOTE PAYABLE	12 Months Ended
Oct. 28, 2018
Debt Disclosure [Abstract]
LONG-TERM DEBT AND NOTE PAYABLE
LONG-TERM DEBT AND NOTE PAYABLE
Debt is comprised of the following (in thousands):

	October 28, 2018	October 29, 2017
Term loan credit facility, due February 2025 and June 2022, respectively	$412,925	$144,147
8.25% senior notes, due January 2023	—	250,000
Asset-based lending credit facility, due February 2023 and June 2019, respectively	—	—
Less: unamortized deferred financing costs(1)	5,699	6,857
Total long-term debt, net of deferred financing costs	407,226	387,290
Less: current portion of long-term debt	4,150	—
Total long-term debt, less current portion	$403,076	$387,290

(1)
Includes the unamortized deferred financing costs associated with the term loan credit facilities and 8.25% senior notes due 2023 (the “Notes”). The unamortized deferred financing costs associated with the asset-based lending credit facilities of $1.1 million and $0.7 million as of October 28, 2018 and October 29, 2017, respectively, are classified in other assets on the consolidated balance sheets.

The scheduled maturity of our debt is as follows (in thousands):

2019	$4,150
2020	4,150
2021	4,150
2022	4,150
2023 and thereafter	396,325
$412,925

Debt Redemption and Refinancing
On February 8, 2018, the Company entered into the Pre-merger Term Loan Credit Agreement and the Pre-merger ABL Credit Agreement (each defined below), the proceeds of which, together, were used to redeem the 8.25% senior notes and to refinance the Company’s then existing term loan credit facility and the Company’s then existing asset-based revolving credit facility.
Term Loan Credit Agreement
On February 8, 2018, the Company entered into a Term Loan Credit Agreement (the “Pre-merger Term Loan Credit Agreement”) which provides for a term loan credit facility in an original aggregate principal amount of $415.0 million (“Pre-merger Term Loan Credit Facility”). Proceeds from borrowings under the Pre-merger Term Loan Credit Facility were used, together with cash on hand, (i) to refinance the existing term loan credit agreement, (ii) to redeem and repay the Notes and (iii) to pay any fees, premiums and expenses incurred in connection with the refinancing.
The term loans under the Pre-merger Term Loan Credit Agreement will mature on February 7, 2025 and, prior to such date, will amortize in nominal quarterly installments equal to one percent of the aggregate initial principal amount thereof per annum.
The term loans under the Pre-merger Term Loan Credit Agreement may be prepaid at the Company’s option at any time, subject to minimum principal amount requirements. Prepayments in connection with a repricing transaction (as defined in the Pre-merger Term Loan Credit Agreement) during the first six months after the closing of the Pre-merger Term Loan Credit Facility will be subject to a prepayment premium equal to 1% of the principal amount of the term loans being prepaid. Prepayments may otherwise be made without premium or penalty (other than customary breakage costs). The Company will also have the ability to repurchase a portion of the term loans under the Pre-merger Term Loan Credit Agreement subject to certain terms and conditions set forth in the Pre-merger Term Loan Credit Agreement.
Subject to certain exceptions, the term loans under the Pre-merger Term Loan Credit Agreement will be subject to mandatory prepayment in an amount equal to:

•
the net cash proceeds of (1) certain asset sales (subject to reduction to 50% or 0%, if specified leverage ratio targets are met), (2) certain debt offerings, and (3) certain insurance recovery and condemnation events; and

•	50% of annual excess cash flow (as defined in the Pre-merger Term Loan Credit Agreement), subject to reduction to 0% if specified leverage ratio targets are met.
The obligations under the Pre-merger Term Loan Credit Agreement are guaranteed by each direct and indirect U.S. restricted subsidiary of the Company, other than certain excluded subsidiaries, and are secured by:

•
a perfected security interest in substantially all tangible and intangible assets of the Company and each guarantor (other than ABL Priority Collateral (as defined below)), including the capital stock of each direct material domestic subsidiary owned by the Company and each guarantor, and 65% of the capital stock of any non-U.S. subsidiary held directly by the Company or any guarantor, subject to customary exceptions (the “Term Loan Priority Collateral”), which security interest will be senior to the security interest in the foregoing assets securing the Pre-merger ABL Credit Facility (as defined below); and

•	a perfected security interest in the ABL Priority Collateral, which security interest will be junior to the security interest in the ABL Priority Collateral securing the ABL Credit Facility.
At the Company’s election, the interest rates applicable to the term loans under the Pre-merger Term Loan Credit Agreement will be based on a fluctuating rate of interest measured by reference to either (i) an adjusted LIBOR plus a borrowing margin of 2.00% per annum or (ii) an alternative base rate not less than 1.00% plus a borrowing margin of 1.00% per annum. At October 28, 2018, the interest rate on the Term Loans was 4.24%.
ABL Credit Agreement
On February 8, 2018, the subsidiaries of the Company, NCI Group, Inc. and Robertson-Ceco II Corporation, and the Company as a guarantor, entered into an ABL Credit Agreement (the “Pre-merger ABL Credit Agreement”). The Pre-merger ABL Credit Agreement provides for an asset-based revolving credit facility (the “Pre-merger ABL Credit Facility”) which allows aggregate maximum borrowings by the ABL borrowers of up to $150 million, letters of credit of up to $30 million and up to $20 million for swingline borrowings. Borrowing availability is determined by a monthly borrowing base collateral calculation that is based on specified percentages of the value of accounts receivable, eligible credit card receivables and eligible inventory, less certain reserves and subject to certain other adjustments. Availability is reduced by issuance of letters of credit as well as any borrowings. All borrowings under the Pre-merger ABL Credit Facility mature on February 8, 2023.
The obligations under the Pre-merger ABL Credit Agreement are guaranteed by each direct and indirect U.S. restricted subsidiary of the Company, other than certain excluded subsidiaries, and are secured by:

•
a perfected security interest in all present and after-acquired inventory, accounts receivable, deposit accounts, securities accounts, and any cash or other assets in such accounts (and, to the extent evidencing or otherwise related to such items, all general intangibles, intercompany debt, insurance proceeds, letter of credit rights, commercial tort claims, chattel paper, instruments, supporting obligations, documents, investment property and payment intangibles) and the proceeds of any of the foregoing and all books and records relating to, or arising from, any of the foregoing, except to the extent such proceeds constitute Term Loan Priority Collateral, and subject to customary exceptions (the “ABL Priority Collateral”), which security interest is senior to the security interest in the foregoing assets securing the Pre-merger Term Loan Credit Facility; and

•
a perfected security interest in the Term Loan Priority Collateral, which security interest will be junior to the security interest in the Term Loan Priority Collateral securing the Pre-merger Term Loan Credit Facility.

At October 28, 2018 and October 29, 2017, the Company’s excess availability under its asset-based lending credit facilities was $141.0 million and $140.0 million, respectively. At October 28, 2018 and October 29, 2017, the Company had no revolving loans outstanding under its asset-based lending credit facilities. In addition, at October 28, 2018 and October 29, 2017, standby letters of credit related to certain insurance policies totaling approximately $9.0 million and $10.0 million, respectively, were outstanding but undrawn under the Company’s asset-based lending credit facilities.
The Pre-merger ABL Credit Agreement includes a minimum fixed charge coverage ratio of 1.00:1.00, which will apply if the Company fails to maintain a specified minimum borrowing capacity. The minimum level of borrowing capacity as of October 28, 2018 was $14.1 million. Although the Pre-merger ABL Credit Agreement does not require any financial covenant compliance, at October 28, 2018, the Company’s fixed charge coverage ratio, which is calculated on a trailing twelve month basis, was 7.70:1.00.
Loans under the Pre-merger ABL Credit Facility bear interest, at NCI’s option, as follows:

(1)	Base Rate loans at the Base Rate plus a margin. The margin ranges from 0.25% to 0.75% depending on the quarterly average excess availability under such facility; and

(2)	LIBOR loans at LIBOR plus a margin. The margin ranges from 1.25% to 1.75% depending on the quarterly average excess availability under such facility.
A commitment fee is paid on the Pre-merger ABL Credit Facility at an annual rate of 0.25% or 0.35%, depending on the average daily used percentage, based on the amount by which the maximum credit exceeds the average daily principal balance of outstanding loans and letter of credit obligations. Additional customary fees in connection with the Pre-merger ABL Credit Facility also apply.
Redemption of 8.25% Senior Notes
On January 16, 2015, the Company issued $250.0 million in aggregate principal of 8.25% senior notes due 2023. On February 8, 2018, the Company redeemed the outstanding $250.0 million aggregate principal amount of the Notes for approximately $265.5 million using the proceeds from borrowings under the Pre-merger Term Loan Credit Facility.
During the fiscal year ended October 28, 2018, the Company incurred a pretax loss, primarily on the extinguishment of the Notes, of $21.9 million, of which approximately $15.5 million represents the premium paid on the redemption of the Notes.
Debt Covenants
The Company’s outstanding debt agreements contain a number of covenants that, among other things, limit or restrict the ability of the Company and its subsidiaries to incur additional indebtedness, make dividends and other restricted payments, create liens securing indebtedness, engage in mergers and acquisitions, enter into restrictive agreements, amend certain documents in respect of other indebtedness, change the nature of the business and engage in certain transactions with affiliates. As of October 28, 2018, the Company was in compliance with all covenants that were in effect on such date.
Insurance Note Payable
As of October 28, 2018 and October 29, 2017, the Company had an outstanding note payable in the amount of $0.5 million and $0.4 million, respectively, related to financed insurance premiums. Insurance premium financings are generally secured by the unearned premiums under such policies.